Convertible Preferred Stock - Convertible Preferred Stock Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	$ 25,237,155	$ 164,006	$ 160,507
Issuances	0	39,968	3,499
Retirements / Conversions		(203,974)
Convertible preferred stock, ending balance	$ 25,237,155	25,237,155	164,006
Series A-1
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		6,065	6,065
Retirements / Conversions		(6,065)
Convertible preferred stock, ending balance			6,065
Series A-2
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		8,976	8,976
Retirements / Conversions		(8,976)
Convertible preferred stock, ending balance			8,976
Series A-3
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		10,611	10,611
Retirements / Conversions		(10,611)
Convertible preferred stock, ending balance			10,611
Series A-4
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		1,993	1,993
Retirements / Conversions		(1,993)
Convertible preferred stock, ending balance			1,993
Series A-5
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		12,858	12,858
Retirements / Conversions		(12,858)
Convertible preferred stock, ending balance			12,858
Series A-6
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		15,476	15,476
Retirements / Conversions		(15,476)
Convertible preferred stock, ending balance			15,476
Series B
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		84,528	84,528
Issuances		109
Retirements / Conversions		(84,637)
Convertible preferred stock, ending balance			84,528
Series B-1
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance		23,499	20,000
Issuances		1	3,499
Retirements / Conversions		(23,500)
Convertible preferred stock, ending balance			$ 23,499
Series B-2
Temporary Equity [Line Items]
Retirements / Conversions		0
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Issuances		39,858
Retirements / Conversions		$ (39,858)